PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya Target
Retirement 2070 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 26.8%
3,378  iShares Core S&P Mid-
Cap ETF
$ 254,532
4.4
13,642  Vanguard FTSE
Developed Markets
ETF
994,775
17.3
3,936  Vanguard FTSE
Emerging Markets ETF
238,207
4.1
1,027  Vanguard Long-Term
Treasury ETF
54,410
1.0
Total Exchange-Traded
Funds
(Cost $1,331,870)
1,541,924
26.8
MUTUAL FUNDS : 73.0%
Affiliated Investment Companies : 18.6%
9,740  Voya Intermediate
Bond Fund - Class R6
83,569
1.5
6,940  Voya MI Dynamic
Small Cap Fund
- Class R6
115,344
2.0
45,600  Voya Multi-Manager
International Equity
Fund - Class I
605,569
10.5
1,016  Voya Small Cap
Growth Fund - Class
R6
54,818
1.0
11,727  Voya VACS Series
EME Fund
207,677
3.6
1,066,977
18.6
Unaffiliated Investment Companies : 54.4%
11,692  Fidelity 500 Index
Fund
3,127,134
54.4
Total Mutual Funds
(Cost $3,703,558)
4,194,111
73.0
Total Long-Term
Investments
(Cost $5,035,428)
5,736,035
99.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
10,159
(1)
BlackRock Liquidity
Funds, FedFund ,
Institutional Class,
3.560%
$ 10,159
0.2
Total Short-Term
Investments
(Cost $10,159)
10,159
0.2
Total Investments in
Securities
(Cost $5,045,587) $ 5,746,194 100.0
Assets in Excess of
Other Liabilities 1,266 0.0
Net Assets $ 5,747,460 100.0
(1)
Rate shown is the 7-day yield as of August 31, 2026.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2070 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 1,541,924 $ — $ — $ 1,541,924
Mutual Funds 4,194,111 — — 4,194,111
Short-Term Investments 10,159 — — 10,159
Total Investments, at fair value $ 5,746,194 $ — $ — $ 5,746,194
Other Financial Instruments+
Futures 298 — — 298
Total Assets $ 5,746,492 $ — $ — $ 5,746,492
Liabilities Table
Other Financial Instruments+
Futures $ (62) $ — $ — $ (62)
Total Liabilities $ (62) $ — $ — $ (62)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 77,163 $ 10,330 $ (2,479) $ (1,445) $ 83,569 $ 981 $ (25) $ —
Voya MI Dynamic Small Cap Fund
- Class R6
102,123 12,913 (2,831) 3,139 115,344 — 441 —
Voya Multi-Manager International
Equity Fund - Class I
409,551 257,907 (71,945) 10,056 605,569 — 4,912 —
Voya Small Cap Growth Fund -
Class R6
50,961 6,457 (1,198) (1,402) 54,818 — 438 —
Voya VACS Series EME Fund
178,822 51,654 (12,725) (10,074) 207,677 — 5,028 —
$ 818,620 $ 339,261 $ (91,178) $ 274 $ 1,066,977 $ 981 $ 10,794 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At August 31, 2026, the following futures contracts were outstanding for Voya Target Retirement 2070 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
3-month SOFR 1 12/15/26 $ 240,313 $ (46)
U.S. Treasury 2-Year Note 1 12/31/26 205,234 (2)
$ 445,547 $ (48)
Short Contracts:
3-month SOFR (1) 12/15/26 (240,313) 298
3-month SOFR (1) 03/16/27 (239,787) (14)
$ (480,100) $ 284

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
3
Voya Target
Retirement 2070 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 705,049
Gross Unrealized Depreciation (4,442)
Net Unrealized Appreciation $ 700,607